September 21, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Maxim Series Fund, Inc.

Post-Effective Amendment No. 121 to Registration Statement on Form N-1A

File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 121 (“Amendment No. 121”) to the above referenced registration statement filed on behalf of Maxim Series Fund, Inc. (the “Fund”) pursuant to Rule 485(a)(1) under the Securities Act of 1933. Amendment No. 121 relates solely to one series of the Fund, Maxim SecureFoundationSM Balanced Portfolio (the “Portfolio”).

The purpose of Amendment No. 121 is to make certain revisions to the Portfolio’s prospectus and statement of additional information (“SAI”). The Portfolio’s prospectus amendments include, among other things, changes to reflect (i) the use of the Portfolio as a reference fund for shareholders who purchase the Guaranteed Lifetime Withdrawal Benefit as a rider to certain variable annuities, (ii) availability of Class L shares of the Portfolio to qualified plans and variable annuity contract owners, and (iii) changes to the Portfolio’s Underlying Portfolios and principal investment risks.

Amendment No. 121 also includes a supplement to the Statement of Additional Information that is specific to the Portfolio, as well as accompanying exhibits.

To assist the Commission staff, we are separately delivering a courtesy copy of Amendment No. 121, which is marked to reflect changes in the Portfolio’s prospectus since Post-Effective Amendment No. 110 filed on May 1, 2011, to Mr. Jason Fox in the Office of Insurance Products.

Please direct any question or comment regarding Amendment No. 121 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures

cc:	Mr. Jason Fox, Office of Insurance Products, Division of Investment Management

Ann B. Furman, Esq.

Chip Lunde, Esq.

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111